Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
(10)	Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $511,387 and $400,552 as of December 31, 2014 and 2013, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2014	2013

Interest-Bearing Demand	$363,501,727	$357,290,975
Savings	59,215,257	54,094,617
Time, $100,000 and Over	210,502,901	220,672,794
Other Time	217,743,826	240,210,393

	$850,963,711	$872,268,779

At December 31, 2014 and December 31, 2013, the Company had brokered deposits of $26,298,267 and $26,579,934, respectively.  All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits.  The CDARS deposits are ones in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount.  The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000 was $140,832,026 and $148,388,694 as of December 31, 2014 and December 31, 2013, respectively.

As of December 31, 2014, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2015	$302,584,884
2016	72,869,687
2017	25,349,468
2018	19,773,611
2019 and Thereafter	7,669,077

$428,246,727